Bank loan Payables - Schedule of Bank Loan Payables Represented Amount Due to Various Banks (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loans Payable [Line Items]
Total bank loan payables (current and non-current)	$ 117,345	$ 711,585
WeBank Co., Ltd. (“WeBank”) [Member]
Schedule of Loans Payable [Line Items]
Total bank loan payables (current and non-current)	39,547	193,818
Xinwang Bank [Member]
Schedule of Loans Payable [Line Items]
Total bank loan payables (current and non-current)	32,006
Huaneng Guicheng Trust Co., Ltd. (“Huaneng Guicheng Trust”) [Member]
Schedule of Loans Payable [Line Items]
Total bank loan payables (current and non-current)		12,069
Guangdong Nanyue Bank Co., Ltd. (“Nanyue Bank”) [Member]
Schedule of Loans Payable [Line Items]
Total bank loan payables (current and non-current)	17,981	111,173
China Minsheng Bank Corp., Ltd. (“Minsheng Bank”) [Member]
Schedule of Loans Payable [Line Items]
Total bank loan payables (current and non-current)	27,811	96,096
Bank of Communications Co., Ltd.(“Bank of Communications”) [Member]
Schedule of Loans Payable [Line Items]
Total bank loan payables (current and non-current)		73,075
China Construction Bank Corporation (“China Construction Bank”) [Member]
Schedule of Loans Payable [Line Items]
Total bank loan payables (current and non-current)		$ 225,354